Other Long-Term Assets	6 Months Ended
Jun. 30, 2023
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Other Long-Term Assets
2 5 .	Other Long-Term Assets
The composition of other long-t
e
rm assets is shown below:

(in thousands)	Note	June 30 2023	December 31 2022

Intangible assets		$2,078	$2,270

Debt issue costs - Revolving Facility	1 7 .1	6,040	5,757
Refundable deposit - 777 PMPA		8,393	8,073
Mineral royalty interest		6,606	6,606

Other		5,340	3,691

Total other long-term assets		$28,457	$26,397